Paycheck Protection Program Loan - Future principal payments under the PPP loan agreement (Details) - Archer Aviation Inc - PPP Loan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Apr. 09, 2020
Future principal payments under the PPP loan agreement [Line ltems]
2021	$ 645
2022	260
Total	$ 905
Interest rate	0.98%	0.98%
Maximum
Future principal payments under the PPP loan agreement [Line ltems]
Interest rate	75.00%
Maturity period	5 years
Minimum
Future principal payments under the PPP loan agreement [Line ltems]
Interest rate	60.00%
Maturity period	2 years